Loans - Recorded Investment by Loan Grade (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Five Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 16,252	$ 29,891
Five Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,874	6,055
Five Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	8,448	11,591
Five Rated [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		354
Five Rated [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,349	6,858
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,581	5,033
Six Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,568	2,698
Six Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,201	532
Six Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,712	1,525
Six Rated [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	57	244
Six Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	598	397
Impaired [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	73,729	111,529
Impaired [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	19,123	20,740
Impaired [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	21,989	41,822
Impaired [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,078
Impaired [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		4,777
Impaired [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	5,609	10,782
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	24,930	33,408
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,378,859	2,329,102
Pass [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	837,555	801,184
Pass [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,041,034	1,061,100
Pass [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	117
Pass [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		717
Pass [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	106,424	93,221
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	390,541	369,453
Pass [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,188	3,427
Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,472,408	2,473,220
Recorded Investment [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	859,753	828,511
Recorded Investment [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,073,183	1,116,038
Recorded Investment [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,195
Recorded Investment [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		5,848
Recorded Investment [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	115,439	111,105
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	418,650	408,291
Recorded Investment [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 3,188	$ 3,427